FEDERAL INCOME TAXES - Composition of net deferred tax liability (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
General loan loss allowance	$ 575	$ 468
Deferred compensation	88	90
Stock benefit plans	173	169
Merger related transaction costs	118	118
Net operating loss carryforward	1,475	1,278
Reserve for uncollected interest	180	401
Real estate owned	811	394
Fair market value adjustments	898	1,964
Unrealized losses on securities available for sale	3,724
Other	4	47
Total deferred tax assets	8,046	4,929
Deferred tax liabilities:
Deferred loan origination costs	(401)	(314)
Federal Home Loan Bank stock dividends	(1,749)	(1,749)
Fixed asset basis difference	(529)	(705)
Unrealized gains on securities available for sale		(309)
Mortgage servicing rights	(439)	(439)
Total deferred tax liabilities	(3,118)	(3,516)
Net deferred tax asset	$ 4,928	$ 1,413